SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

We operate in four reportable segments: Foodservice, Retail, Convenience and Industrial.

The Foodservice segment supplies the diverse US “food-away-from-home” industry. Our foodservice customers include leading national and regional distributors with whom we have long-standing and collaborative relationships. We supply 95 of the largest 100 school districts in the U.S., working closely with schools to develop nutritious meal options with good quality and value. Our diverse portfolio of products includes ready-to-eat sandwiches, such as breakfast sandwiches and PB&J sandwiches, sandwich components, such as Philly steaks and fully-cooked hamburger-patties, and other entrées and snacks, such as country-fried steak, stuffed entrées and chicken tenders.

The Retail segment supplies national and regional grocery chains, major warehouse club stores, mass retailers and dollar stores. We sell both branded and private label ready-to-eat sandwiches, such as grilled chicken sandwiches and stuffed pockets, sandwich components, such as chicken patties and Philly steaks and other entrées and snacks such as, stuffed chicken breasts.

Customers in our Convenience segment include national and regional convenience chains and vending providers. In the Convenience segment, we sell customized ready-to-eat sandwiches, such as breakfast sandwiches and burgers, sandwich components, such as chicken patties and other entrées and snacks, such as cinnamon dough bites.

The Industrial segment primarily supplies other food producers, such as packaged food companies under short-term co-manufacturing agreements.

Segment performance is evaluated by our chief operating decision maker (“CODM”) and is based on net sales and operating income. Unallocated corporate income (expenses) primarily relate to executive management, finance and legal functions and refinancing related charges.

The following summarizes our net sales and operating income by reportable segment:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Net sales
Foodservice	$222,591	$233,454	$630,082	$671,376
Retail	94,559	87,645	303,239	297,551
Convenience	56,465	50,649	167,637	150,300
Industrial	20,039	35,422	57,878	106,330

Total	$393,654	$407,170	$1,158,836	$1,225,557

Operating income (expenses)
Foodservice	$44,957	$38,095	$121,579	$97,988
Retail	10,296	3,058	29,267	21,570
Convenience	9,514	6,720	27,319	21,683
Industrial	970	(181)	1,585	888
Unallocated corporate expenses, net	(26,465)	(6,123)	(52,313)	(31,999)

Total	$39,272	$41,569	$127,437	$110,130

We manage assets on a total company basis, not by operating segment. Our CODM does not regularly review any asset information by operating segment and, accordingly, we do not report asset information by operating segment. Total assets were approximately $1.2 billion and $1.1 billion at October 1, 2016 and January 2, 2016, respectively.

Net sales by product category were as follows:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Net sales
Sandwiches	$112,583	$113,953	$353,478	$345,494
Sandwich components	147,875	162,100	419,815	472,170
Other entrees and snacks	133,196	131,117	385,543	407,893

Total	$393,654	$407,170	$1,158,836	$1,225,557

20. SEGMENT INFORMATION

The Company operates in four reportable segments: Foodservice, Retail, Convenience and Industrial.

The Foodservice segment supplies the diverse US “food-away-from-home” industry. The Company’s foodservice customers include leading national and regional distributors with whom we have long-standing and collaborative relationships. The Company supplies to 89 of the largest 100 school districts, working closely with schools to develop nutritious meal options with good quality and value. The Company’s diverse portfolio of products includes ready-to-eat sandwiches, such as breakfast sandwiches and PB&J sandwiches, sandwich components, such as Philly steaks and fully-cooked hamburger-patties, and other entrées and snacks, such as country-fried steak, stuffed entrées and chicken tenders.

The Retail segment supplies national and regional grocery chains, major warehouse club stores, mass retailers and dollar stores. The Company sells both branded and private label ready-to-eat sandwiches, such as grilled chicken sandwiches and stuffed pockets, sandwich components, such as chicken patties and Philly steaks and other entrées and snacks such as, stuffed chicken breasts.

The Convenience segment customers include national and regional convenience chains and vending providers. In the Convenience segment, the Company sells customized ready-to-eat sandwiches, such as breakfast sandwiches and burgers, sandwich components, such as chicken patties and other entrées and snacks, such as cinnamon dough bites.

The Industrial segment primarily supplies other food producers, such as packaged food companies under short-term co-manufacturing agreements.

Segment performance is evaluated by the Company’s chief operating decision maker (“CODM”) and is based on net sales and operating income. Unallocated corporate income (expense) includes executive management, finance and legal functions and refinancing related charges.

The following summarizes Net sales and Operating income by reportable segments:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Net sales
Foodservice	$886,095	$829,563	$740,854
Retail	395,941	399,621	378,970
Convenience	201,845	159,659	138,623
Industrial	127,730	188,784	233,551

Total	$1,611,611	$1,577,627	$1,491,998

Operating income
Foodservice	$134,287	$70,592	$56,663
Retail	28,543	13,488	6,418
Convenience	29,776	18,230	14,806
Industrial	2,767	1,998	1,626
Unallocated corporate expenses, net	(44,966)	(28,229)	(25,599)

Total	$150,407	$76,079	$53,914

The Company manages assets on a total company basis, not by operating segment. The CODM does not receive any asset information by operating segment and, accordingly, the Company does not report asset information by operating segment.

The following summarizes Net sales by product category:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Net sales
Sandwiches	$455,107	$412,009	$388,579
Sandwich components	630,928	610,780	574,998
Other entrées and snacks	525,576	554,838	528,421

Total	$1,611,611	$1,577,627	$1,491,998